Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Theoretical income tax expense (benefit)	$ (46,326)	$ (17,072)	$ 937
Change in valuation allowance	43,134	26,822	(2,235)
Return to provision true ups	395	(2,490)	0
Foreign tax rate differentials	311	(76)	(150)
Shared Based Compensations non-deductible (taxable)	(929)	(8,148)	910
Non-deductible expenses	820	1,517	1,290
Tax rate change impact	(1,883)	0	0
Foreign exchange impact	874	273	(357)
State Taxes	(316)	63	0
Valuation allowance on acquisition balances	(3,482)	0	0
Other	1,390	(184)	(235)
Total	$ (6,012)	$ 705	$ 160